CONTROLLING INTEREST EQUITY (Details 3) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($) $ / shares shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 COP ($) $ / shares shares	Dec. 31, 2015 COP ($) $ / shares shares
Disclosure of controlling interest equity [Line Items]
Net income for the year		$ 3,162,433	$ 1,059.8	[1]	$ 3,516,936	$ 3,345,686
Less: participation of non- controlling interests		(1,200,019)	(402.2)	[1]	(1,377,070)	(1,304,322)
Net income attributable to controlling interest		1,962,414	$ 657.6	[1]	2,139,866	2,041,364
Less: preferred dividends declared | $		0			0	0
Less: Allocation of undistributed earnings to preferred stockholders | $	[2],[3]	(622,215)			(674,042)	(638,734)
Net Income allocated to common shareholders for basic and diluted EPS | $		$ 1,340,199			$ 1,465,824	$ 1,402,630
Weighted average of the common and preferred shares used in the calculation of net income for basic shares (common and preferential) | shares		22,281,017,159	22,281,017,159		22,281,017,159	22,281,017,159
Basic net income of the owners of the parent per share | $ / shares		$ 88.076			$ 96.040	$ 91.619
Ordinary shares [member]
Disclosure of controlling interest equity [Line Items]
Weighted average number of common shares outstanding used in basic EPS calculation (2) | shares	[2]	15,216,468,601	15,216,468,601		15,262,660,115	15,309,380,685
Basic and diluted earnings (loss) per share | $ / shares		$ 88.076			$ 96.04	$ 91.619
American depositary Shares [Member]
Disclosure of controlling interest equity [Line Items]
Basic and diluted earnings (loss) per share | $ / shares	[4]	$ 1,761.51			$ 1,920.8	$ 1,832.38

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Averages based on an end of month number of preferred or common shares
[3]	Based on a weighted average of 7,018,357,044 preferred shares for 2016, 6,971,636,474 preferred shares for 2015 and 5,490,721,740 preferred shares for 2014
[4]	Each ADS represents 20 preferred shares